Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cost:
Property and equipment, gross	$ 270	$ 244
Accumulated depreciation:
Accumulated depreciation	220	208
Property and equipment, net	50	36
Laboratory equipment [Member]
Cost:
Property and equipment, gross	57	39
Accumulated depreciation:
Accumulated depreciation	28	23
Computers, office furniture and equipment [Member]
Cost:
Property and equipment, gross	200	193
Accumulated depreciation:
Accumulated depreciation	184	178
Leasehold Improvements [Member]
Cost:
Property and equipment, gross	13	12
Accumulated depreciation:
Accumulated depreciation	$ 8	$ 7